Fair Value of Financial Instruments (Schedule of Carrying Values and Fair Values or Approximate Fair Values of Loans Receivable) (Details)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value of Financial Instruments
Loans Receivable	$ 15,361,000,000	¥ 1,271,284,000,000	¥ 1,310,375,000,000
Loans receivable carried at fair value	$ 15,290,000,000	¥ 1,265,000,000,000	¥ 1,299,000,000,000